Restructuring and Other Charges - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended				12 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2012 Pension Curtailment	Sep. 30, 2012 Other Restructuring	Sep. 30, 2012 Sartell, Minnesota Mill Closure Employee	Sep. 30, 2012 Sartell, Minnesota Mill Closure Coated groundwood T	Sep. 30, 2012 Sartell, Minnesota Mill Closure Supercalendered paper T	Dec. 31, 2011 Permanent Capacity Reduction T	Dec. 31, 2011 Permanent Capacity Reduction T	Dec. 31, 2011 Workforce Reduction Maine Bucksport Mill Employee	Dec. 31, 2011 Workforce Reduction Minnesota Sartell Mill Employee
Restructuring Cost and Reserve [Line Items]
Annual production capacity, number of tons reduced								180,000	35,000	193,000	193,000
Workforce reduction												125	175
RestructuringAndOtherRelatedCharges				$ 979,000
Annual production capacity, percentage of tons reduced								20.00%
Number of employee terminated							265
Restructuring charges	97,018,000	96,997,000	24,464,000	979,000	600,000	500,000
Restructuring charges, expected additional charges		$ 10,000,000